Compensation Plans (Schedule of Outstanding Deferred Share Units) (Details) (Canadian Dollar Denominated [Member], Deferred Share Units [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Canadian Dollar Denominated [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Year	974	905
Granted	106	109
Converted from HPR awards	37	38
Units, in Lieu of Dividends	41	39
Redeemed	(131)	(117)
Outstanding, End of Year	1,027	974